INCOME TAX (CREDIT) EXPENSE - Schedule of Reconciliation of Income Tax (Credit) Expense to Income (Loss) Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ 395,729	$ 287,208	$ (9,605)
Macau Complementary tax rate	12.00%	12.00%	12.00%
Income tax expense (credit) at Macau Complementary Tax rate	47,487	34,465	(1,153)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(556)	242	169
(Over) under provision in prior years	(138)	124	(11)
Effect of income for which no income tax expense is payable	(714)	(575)	(258)
Effect of expense for which no income tax benefit is receivable	17,317	12,191	7,868
Effect of tax holiday granted by Macau Government	(88,491)	(69,677)	(28,069)
Change in valuation allowance	22,152	21,594	22,374
Total income tax (credit) expense	$ (2,943)	$ (1,636)	$ 920